Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Disciplined Core Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 32,422	$ 26,582	$ 23,577	$ 24,730	$ 18,129	$ 16,609	$ 15,905	$ 13,378	$ 11,521	$ 11,315	$ 10,000
Columbia Disciplined Core Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 32,332	26,537	23,535	24,707	18,129	16,610	15,924	13,402	11,539	11,340	10,000
Columbia Disciplined Core Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 32,243	26,460	23,482	24,648	18,088	16,571	15,894	13,378	11,532	11,333	10,000
Columbia Disciplined Core Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 29,171	24,177	21,671	22,977	17,023	15,762	15,268	12,988	11,300	11,217	10,000
Columbia Disciplined Core Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 32,257	26,471	23,474	24,653	18,093	16,583	15,895	13,377	11,526	11,329	10,000
Columbia Disciplined Core Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 29,635	24,379	21,687	22,830	16,789	15,422	14,828	12,508	10,807	10,659	9,430
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121	$ 10,000